NOTE 24. BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
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	2021	2020	2019
	A$	A$	A$

Total disposal consideration	538	25,129	-

Carrying amount of net asset sold (note(i) below)	270,908	(230,294)	-
Gain on sales before income tax and reclassification of foreign currency translation reserve	(270,370)	255,423	-
Reclassification of foreign currency transaction reserve	645,399	(26,871)	-
Non-controlling interest	1,623,240	(257,542)	-
Gain/ (loss) on disposal after income tax	1,998,269	(28,990)	-

(i)       Net assets disposed of:

	2021	2020	2019
	A$	A$	A$

Plant and equipment	164,829	284,240	-
Development projects	-	2,864,052	-
Intangible assets	-	4,790,784	-
Right of use assets	-	865,996	-
Cash and bank balances	32,927	99,061	-
Inventories	208,737	400,806	-
Trade and others receivable	689,336	603,923	-
Other deposit and prepayment	779,821	1,664,343	-
Trade and other liabilities	(1,560,899)	(912,580)	-
Amount due to a related company	(4,951)	(6,689,290)	-
Bank overdraft	-	(929,438)	-
Bank loan	-	(966,747)	-
Lease liabilities	-	(925,042)	-
Income tax payables	-	-	-
Deferred tax liabilities	(38,892)	(1,380,402)	-
Obligation under finance lease	-	(33,329)	-
	270,908	(230,294)	-

(ii)       Net cash flows from disposal of subsidiaries

	2021	2020	2019
	A$	A$	A$

Consideration received, satisfied in cash	-	25,129	-
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	32,927	830,377	-
	32,927	855,506	-